Other assets (Details) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Current
Other Assets		₨ 30,142	$ 353	₨ 22,560
Non-current
Other non-current assets		972	$ 12	1,632
Current [member]
Current
Balances and receivables from statutory authorities	[1]	16,405		12,132
Government incentives receivable	[2]	2,967		2,908
Prepaid expenses		1,883		1,947
Advances to vendors and employees		4,885		2,802
Others	[3]	4,002		2,771
Other Assets		30,142		22,560
Non-current [member]
Non-current
Security deposits		750		747
Others	[4]	222		885
Other non-current assets		₨ 972		₨ 1,632

[1]	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), value added tax, and from customs authorities of India.
[2]	Primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company and other incentives.
[3]	Others primarily includes claims receivable and security deposits.
[4]	During the year ended March 31, 2024, Others primarily includes advances to vendors